Intangible assets and liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Gross Carrying Amount	$ 1,433	$ 1,433
Accumulated Amortization	855	585
Gross Carrying Amount	220	220
Accumulated amortization	176	118
In place leases
Gross Carrying Amount	1,385	1,385
Accumulated Amortization	836	570
Above Market leases
Gross Carrying Amount	48	48
Accumulated Amortization	19	15
Below market leases
Gross Carrying Amount	220	220
Accumulated amortization	$ 176	$ 118